Cover	12 Months Ended
Jun. 30, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42820
Entity Registrant Name	TryHard Holdings Limited
Entity Central Index Key	0002044241
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#502 PMOEX Hommachi
Entity Address, Address Line Two	3-1-10 Hommachi
Entity Address, Address Line Three	Chuo-ku
Entity Address, City or Town	Osaka
Entity Address, Country	JP
Entity Address, Postal Zip Code	541-0053
Title of 12(b) Security	Ordinary Shares, par value US$0.0002 per share
Trading Symbol	THH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	5,004,661
Entity Listing, Par Value Per Share | $ / shares	$ 0.0002
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of TryHard Holdings Limited and its subsidiaries (collectively the “Company”) as of June 30, 2025 and 2026 and the related consolidated statements of profit or loss and comprehensive income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended June 30, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2026, and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2026, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	#502 PMOEX Hommachi
Entity Address, Address Line Two	3-1-10 Hommachi
Entity Address, Address Line Three	Chuo-ku
Entity Address, City or Town	Osaka
Entity Address, Country	JP
Entity Address, Postal Zip Code	541-0053
Country Region	+81
City Area Code	06
Local Phone Number	4708 6470
Contact Personnel Name	Rakuyo Otsuki